Other disclosures (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contingent Liabilities [Abstract]
Guarantees and other sureties		R$ 39,081,803	R$ 40,729,544	R$ 32,629,975
Financial guarantees		27,216,418	37,007,057	24,475,507
Performance guarantees		907,856	486,091	532,232
Financial letters of credit		10,860,425	3,110,918	7,462,761
Other		97,104	125,478	159,475
Other contingent exposures		3,178,671	1,915,492	635,055
Documentary Credits		3,178,671	1,915,492	635,055
Total Contingent Liabilities		42,260,474	42,645,036	33,265,030
Commitments
Loan commitments drawable by third parties	[1]	122,652,229	106,913,219	91,251,198
Total Commitments		122,652,229	106,913,219	91,251,198
Total		R$ 164,912,704	R$ 149,558,255	R$ 124,516,228

[1]	Includes the approved limits and unused overdraft, credit card and others.